BORROWINGS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
BORROWINGS	BORROWINGS

In millions	December 31, 2025	December 31, 2024
Non-current borrowings	$792.3	$790.8
Other borrowings	142.8	136.5
Total	$935.1	$927.3
The scheduled payments of borrowings, excluding interest, in future financial years are summarized as follows:

In millions	December 31, 2025
2026	$142.8
2027	—
2028	—
2029	—
2030	—
Thereafter	800.0
Total repayments	942.8
Less: Unamortized debt discount	(5.3)
Less: Unamortized debt issuance costs	(2.4)
Total borrowings	935.1
Less: Current portion	(142.8)
Non-current portion	$792.3
Non-current borrowings
Senior Secured Notes
On February 16, 2024, Amer Sports Company (the “Issuer”), our wholly owned subsidiary, entered into an indenture (the “Indenture”) with The Bank of New York Mellon, as trustee, Wilmington Trust (London) Limited, as notes collateral agent, and the guarantors party thereto, pursuant to which the Issuer issued $800.0 million principal amount of 6.75% senior secured notes (the “Notes”). Pursuant to the Indenture, the Notes will mature on February 16, 2031.
Other borrowings
Senior Facilities Agreement
In February 2024, the Company repaid all remaining borrowings under the Senior Facilities Agreement. As a result of the repayment, the Company recorded a loss on debt extinguishment of $14.3 million for the year ended December 31, 2024.
Senior Secured Credit Facilities
On February 16, 2024, the Company entered into a credit agreement, providing for (i) a 7-year $500.0 million term loan facility (the “USD Term Loan Facility”), (ii) a 7-year EUR 700.0 million term loan facility (the “EUR Term Loan Facility”) and together with the USD Term Loan Facility, the “New Term Loan Facilities”) and (iii) a $710.0 million 5-year revolving credit facility (the “Revolving Credit Facility”), which is available in U.S. dollars or Euros and is intended to assist with the Company’s short-term liquidity needs. Together, these facilities are referred to as the “Senior Secured Credit Facilities.”
On September 30, 2024, the Company prepaid $65.0 million on the USD Term Loan Facility. Simultaneously, the Company repriced its New Term Loan Facilities. There was no gain or loss recorded on the repricing. The Company incurred $2.3 million of transaction costs as a result of the repricing, which have been recorded to foreign currency exchange gains/(losses), net & other finance costs in the consolidated statement of income and loss and other comprehensive income and loss for the year ended December 31, 2024.
On November 29, 2024, the Company prepaid an additional $84.6 million on the USD Term Loan Facility, and on December 19, 2024, the Company repaid $349.1 million and EUR 700.0 million ($728 million) in full settlement of the outstanding balances of the USD Term Loan and EUR Term Loan, respectively. A loss on debt extinguishment of $17.5 million and a loss on interest rate derivatives associated with the borrowings of $11.0 million was recorded in the consolidated statement of income and loss and other comprehensive income and loss for the year ended December 31, 2024.
No amounts were outstanding on the Senior Secured Credit Facilities or the Revolving Credit Facility as of December 31, 2025 and 2024.
Standard Chartered Bank Facility
The Company, through its subsidiary in Switzerland, has an outstanding credit line with Standard Chartered Bank which allows for up to $120.0 million available, but not limited to be made in U.S. dollars, Euros, and British Pounds, in short-term loans for working capital requirements (“Standard Chartered Bank Facility”), which bears interest at the applicable SOFR, EURIBOR, and/or SONIA reference rate (depending on the currency of the draw down) and an agreed upon margin. Borrowings on the Standard Chartered Bank Facility were nil as of December 31, 2025 and 2024.
China Facilities
On September 2, 2024, Amer Sports (Shanghai) Trading Ltd., our wholly owned subsidiary, entered into a CNY 500 million unsecured working capital line of credit with China Merchants Bank Co., Ltd (the “September 2024 China Facility”), which bore interest at 3.0%. Borrowings on the September 2024 China Facility were $68.5 million as of December 31, 2024. The line of credit expired in September 2025 and was fully repaid.
On November 19, 2024, Amer Sports (Shanghai) Trading Ltd., our wholly owned subsidiary, entered into a CNY 500 million unsecured working capital line of credit with Bank of China Limited (the “November 2024 China Facility”), which bore interest at the one-year China Loan Prime Rate less 50 basis points, equivalent to 2.4% at the time of withdrawal on November 22, 2024. Borrowings on the November 2024 China Facility were $68.5 million as of December 31, 2024. The line of credit expired in November 2025 and was fully repaid.
On August 4, 2025, Amer Sports (Shanghai) Trading Ltd., our wholly owned subsidiary, entered into a CNY 540 million facility with Standard Chartered Bank (China) Limited, (the “August 2025 China Facility”), which includes bonds and guarantees of up to CNY 540 million and, at the option of the Company, either a CNY 500 million unsecured working capital line of credit or CNY 500 million synthetic loan. Borrowings under the working capital line of credit bear interest at a rate per annum equal to the one-year China Loan Prime Rate adjusted by an agreed upon spread equivalent to 2.15% at the date of withdrawal on August 21, 2025. The line of credit expires in August 2026. As of December 31, 2025, $71.4 million (based on the CNY/USD exchange rate on December 31, 2025), the full amount of the line of credit under the August 2025 China Facility was outstanding and included in Other Borrowings on the consolidated statement of financial position.
On October 20, 2025, Amer Sports (Shanghai) Trading Ltd., our wholly owned subsidiary, entered into a CNY 500 million facility with Bank of China Limited (the “November 2025 China Facility”), which bears interest at the one-year China Loan Prime Rate less 80 basis points, equivalent to 2.20% at the time of withdrawal on November 24, 2025. The line of credit expires in November 2026. As of December 31, 2025, $71.4 million (based on the CNY/USD exchange rate on December 31, 2025), the full amount of the line of credit under the November 2025 China Facility was outstanding and included in Other Borrowings on the consolidated statement of financial position.